Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Investments
Delinquency period to place loans on non-accrual status	90 days
Period after which financial information provided by the equity method investee was used by the entity	3 months
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance	100.00%